Financial instruments - Schedule of net debt rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	$ 101,369	$ 324,114
Issuance of convertible loan		1,815
Decrease Through Loss On Extinguishment Of Debt	(22,082)
Fair value adjustments	40,116	33,078
Convertible loan transaction costs	(245)	(148)
Convertible loan accretion	(13,529)	(10,418)
Deferred royalty obligation accretion and cumulative catch- up	(7,798)	(7,688)
Increase (Decrease) Through Lease Additions, Net Debt	(1,234)	(5,718)
Other lease activity including foreign exchange	394	(40)
Net cash outflow	(111,782)	(233,632)
Foreign exchange on cash	(208)	6
Net debt obligation, ending balance	(14,999)	101,369
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	466,544	439,195
Issuance of convertible loan	120,000	50,000
Increase (Decrease) Through Deerfield Loan Exchange	(118,304)
Convertible loan transaction costs	(7,432)	(557)
Interest payments	(10,368)	(5,280)
Increase (Decrease) Through Deferred Royalty Obligation, Net Debt		225,000
Increase (Decrease) Through Deferred Royalty Obligations, Costs Incurred, Net Debt		(6,998)
Deferred royalty obligation payments	(10,998)	(213)
Increase (Decrease) Through Lease Principal, Net Debt	(1,011)	(977)
Net cash outflow	(111,782)	(233,632)
Foreign exchange on cash	(208)	6
Net debt obligation, ending balance	326,441	466,544
Senior Secured Term Loans
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	0
Issuance of convertible loan	(116,043)
Convertible loan transaction costs	7,187
Convertible loan accretion	(5,845)
Interest payments	4,987
Net debt obligation, ending balance	(109,714)	0
Warrant Obligations
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	0
Issuance of convertible loan	(3,957)
Increase (Decrease) Through Issuance Of Warrants	(12,297)
Fair value adjustments	14,466
Net debt obligation, ending balance	(1,788)	0
Convertible loans, short-term and long-term
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(93,728)	(38,406)
Issuance of convertible loan		(50,368)
Decrease Through Loss On Extinguishment Of Debt	(22,082)
Increase (Decrease) Through Deerfield Loan Exchange	118,304
Convertible loan transaction costs		409
Convertible loan accretion	(7,684)	(10,418)
Interest payments	5,190	5,055
Net debt obligation, ending balance	0	(93,728)
Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(37,947)	(51,229)
Issuance of convertible loan		(18,158)
Increase (Decrease) Through Issuance Of Warrants	12,297
Fair value adjustments		31,440
Convertible loan transaction costs	25,650
Net debt obligation, ending balance	0	(37,947)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	0	(21,979)
Issuance of convertible loan		20,341
Fair value adjustments		1,638
Net debt obligation, ending balance		0
Deferred Royalty Obligation
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(225,477)
Increase (Decrease) Through Deferred Royalty Obligation, Net Debt		(225,000)
Increase (Decrease) Through Deferred Royalty Obligations, Costs Incurred, Net Debt		6,998
Deferred royalty obligation accretion and cumulative catch- up	(7,798)	(7,688)
Deferred royalty obligation payments	10,998	213
Net debt obligation, ending balance	(222,277)	(225,477)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(8,023)	(3,467)
Interest payments	191	225
Increase (Decrease) Through Lease Additions, Net Debt	(1,234)	(5,718)
Increase (Decrease) Through Lease Principal, Net Debt	1,011	977
Other lease activity including foreign exchange	394	(40)
Net debt obligation, ending balance	$ (7,661)	$ (8,023)